INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intangible assets
Balance at beginning of the period	$ 173,783,956
Balance at end of the period	174,453,875
Gross carrying amount
Intangible assets
Balance at beginning of the period	202,306,618	$ 94,229,557
Additions	8,953,926	8,677,987
Additions from business combination		96,818,958
Foreign currency translation	(56,486)	48,219
Balance at end of the period	211,204,058	199,774,721
HB4 and breeding program
Intangible assets
Balance at beginning of the period	31,679,681
Balance at end of the period	33,806,586
HB4 and breeding program | Gross carrying amount
Intangible assets
Balance at beginning of the period	34,958,425	31,371,088
Additions	3,409,547	2,499,931
Balance at end of the period	38,367,972	33,871,019
Integrated seed products
Intangible assets
Balance at beginning of the period	2,841,008
Balance at end of the period	2,658,346
Integrated seed products | Gross carrying amount
Intangible assets
Balance at beginning of the period	3,219,808	3,181,155
Foreign currency translation	(48,447)	32,667
Balance at end of the period	3,171,361	3,213,822
Microbiology product
Intangible assets
Balance at beginning of the period	49,508,801
Balance at end of the period	51,728,746
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the period	55,645,028	8,855,421
Additions	4,457,981	5,979,853
Additions from business combination		39,613,280
Foreign currency translation		3,064
Balance at end of the period	60,103,009	54,451,618
Trademarks and patents
Intangible assets
Balance at beginning of the period	59,760,753
Balance at end of the period	56,737,786
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the period	67,653,234	12,183,045
Additions	36,249	61,803
Additions from business combination		55,420,441
Balance at end of the period	67,689,483	67,665,289
Software
Intangible assets
Balance at beginning of the period	1,987,690
Balance at end of the period	2,543,636
Software | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,582,411	5,176,373
Additions	1,050,149	136,400
Foreign currency translation	(8,039)	12,488
Balance at end of the period	6,624,521	5,325,261
Customer loyalty
Intangible assets
Balance at beginning of the period	23,006,023
Balance at end of the period	21,978,775
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the period	30,247,712	28,462,475
Additions from business combination		1,785,237
Balance at end of the period	30,247,712	30,247,712
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	5,000,000
Balance at end of the period	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Balance at beginning of the period	5,000,000	5,000,000
Balance at end of the period	$ 5,000,000	$ 5,000,000